Consolidated Statements of Income (Parenthetical Information) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Alternative Fuel Mixture Credit, Net of Expenses	$ 0	$ 0	$ 28.8